Shareholder Report, Holdings (Details)	Feb. 28, 2025
C000088318 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	83.60%	[1]
C000088318 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%	[1]
C000088318 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%	[1]
C000088318 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	11.80%	[1]
C000088318 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	68.30%
C000088318 [Member] | Variable Rate Senior Loan Interests [Member]
Holdings [Line Items]
Percent of Total Investments	15.70%
C000088318 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
C000088318 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000088318 [Member] | Short Term Investment Companies [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000088318 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000088318 [Member] | One Thousand Par or similar Institutional Preferred [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000088319 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	83.60%	[2]
C000088319 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%	[2]
C000088319 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%	[2]
C000088319 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	11.80%	[2]
C000088319 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	68.30%
C000088319 [Member] | Variable Rate Senior Loan Interests [Member]
Holdings [Line Items]
Percent of Total Investments	15.70%
C000088319 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
C000088319 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000088319 [Member] | Short Term Investment Companies [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000088319 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000088319 [Member] | One Thousand Par or similar Institutional Preferred [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000146445 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	83.60%	[3]
C000146445 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%	[3]
C000146445 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%	[3]
C000146445 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	11.80%	[3]
C000146445 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	68.30%
C000146445 [Member] | Variable Rate Senior Loan Interests [Member]
Holdings [Line Items]
Percent of Total Investments	15.70%
C000146445 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
C000146445 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000146445 [Member] | Short Term Investment Companies [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000146445 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000146445 [Member] | One Thousand Par or similar Institutional Preferred [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000088321 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	83.60%	[4]
C000088321 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%	[4]
C000088321 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%	[4]
C000088321 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	11.80%	[4]
C000088321 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	68.30%
C000088321 [Member] | Variable Rate Senior Loan Interests [Member]
Holdings [Line Items]
Percent of Total Investments	15.70%
C000088321 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
C000088321 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000088321 [Member] | Short Term Investment Companies [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000088321 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000088321 [Member] | One Thousand Par or similar Institutional Preferred [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000100148 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	79.10%	[5]
C000100148 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%	[5]
C000100148 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%	[5]
C000100148 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	11.10%	[5]
C000100148 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
C000100148 [Member] | Variable Rate Senior Loan Interests [Member]
Holdings [Line Items]
Percent of Total Investments	79.80%
C000100148 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000100148 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000100148 [Member] | Short Term Investment Companies [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000100148 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000100148 [Member] | Warrants [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000100149 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	79.10%	[6]
C000100149 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%	[6]
C000100149 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%	[6]
C000100149 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	11.10%	[6]
C000100149 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
C000100149 [Member] | Variable Rate Senior Loan Interests [Member]
Holdings [Line Items]
Percent of Total Investments	79.80%
C000100149 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000100149 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000100149 [Member] | Short Term Investment Companies [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000100149 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000100149 [Member] | Warrants [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000151936 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	79.10%	[7]
C000151936 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%	[7]
C000151936 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%	[7]
C000151936 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	11.10%	[7]
C000151936 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
C000151936 [Member] | Variable Rate Senior Loan Interests [Member]
Holdings [Line Items]
Percent of Total Investments	79.80%
C000151936 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000151936 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000151936 [Member] | Short Term Investment Companies [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000151936 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000151936 [Member] | Warrants [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000100151 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	79.10%	[8]
C000100151 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%	[8]
C000100151 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%	[8]
C000100151 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	11.10%	[8]
C000100151 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
C000100151 [Member] | Variable Rate Senior Loan Interests [Member]
Holdings [Line Items]
Percent of Total Investments	79.80%
C000100151 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000100151 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000100151 [Member] | Short Term Investment Companies [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000100151 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000100151 [Member] | Warrants [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%

[1]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
[2]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
[3]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
[4]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
[5]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
[6]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
[7]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
[8]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.